AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 96.8%
Communication Services - 8.5%
Auto Trader Group PLC (United Kingdom)[1]	842,340	$6,425,115
carsales.com, Ltd. (Australia)	311,664	4,657,830
Internet Initiative Japan, Inc. (Japan)	540,500	11,269,815
IPSOS (France)	62,320	3,862,721
Kadokawa Corp. (Japan)	343,200	7,330,028

Total Communication Services		33,545,509
Consumer Discretionary - 9.0%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	585,500	4,514,205
CIE Automotive, S.A. (Spain)	178,278	5,131,116
Dalata Hotel Group PLC (Ireland)*	1,220,621	5,534,565
Games Workshop Group PLC (United Kingdom)	52,300	6,229,502
Goldwin, Inc. (Japan)	63,700	6,077,538
Shoei Co., Ltd. (Japan)	196,800	4,135,026
Spin Master Corp. (Canada)[1,2]	132,700	3,688,893

Total Consumer Discretionary		35,310,845
Consumer Staples - 8.1%
Kobe Bussan Co., Ltd. (Japan)	250,998	7,008,410
Rohto Pharmaceutical Co., Ltd. (Japan)	262,400	5,491,447
Sugi Holdings Co., Ltd. (Japan)	47,797	2,054,506
Tate & Lyle PLC (United Kingdom)	1,054,414	10,211,950
Viscofan, S.A. (Spain)	100,000	7,161,556

Total Consumer Staples		31,927,869
Energy - 2.9%
Gaztransport Et Technigaz, S.A. (France)	17,500	1,790,729
Pason Systems, Inc. (Canada)	128,500	1,153,315
Technip Energies, N.V. (France)	310,700	6,628,668
TGS ASA (Norway)	104,200	1,874,986

Total Energy		11,447,698
Financials - 10.9%
FinecoBank Banca Fineco S.P.A. (Italy)	211,613	3,242,145
Nordnet AB publ (Sweden)	155,387	2,561,907
Patria Investments, Ltd., Class A (Cayman Islands)	287,600	4,256,480
St James's Place PLC (United Kingdom)	316,941	4,755,850
Steadfast Group, Ltd. (Australia)	3,159,183	12,407,786
Topdanmark AS (Denmark)	123,711	6,613,499
Zenkoku Hosho Co., Ltd. (Japan)	244,309	9,219,061

Total Financials		43,056,728
Health Care - 6.0%
ALK-Abello A/S (Denmark)*	193,600	3,004,035
Amplifon S.P.A. (Italy)[2]	81,495	2,824,660
	Shares	Value

As One Corp. (Japan)	131,900	$5,613,810
BML, Inc. (Japan)	146,900	3,429,368
Nakanishi, Inc. (Japan)	292,000	5,800,698
Siegfried Holding AG (Switzerland)	3,900	2,869,401

Total Health Care		23,541,972
Industrials - 34.7%
AG Growth International, Inc. (Canada)	136,300	6,184,178
ALS, Ltd. (Australia)	438,300	3,639,669
APM Human Services International, Ltd. (Australia)	3,043,200	4,044,104
Arcadis, N.V. (Netherlands)	159,100	6,514,205
AZ-COM MARUWA Holdings, Inc. (Japan)	37,700	567,824
BayCurrent Consulting, Inc. (Japan)	57,000	2,366,534
Befesa, S.A. (Luxembourg)[1]	98,761	4,487,782
Bodycote PLC (United Kingdom)	888,139	7,145,626
Cleanaway Waste Management, Ltd. (Australia)	1,930,400	3,089,024
Diploma PLC (United Kingdom)	176,400	6,141,840
Fujikura, Ltd. (Japan)	307,300	2,182,926
Hensoldt AG (Germany)	65,400	2,357,553
Howden Joinery Group PLC (United Kingdom)	483,863	4,177,927
Interpump Group S.P.A. (Italy)	64,757	3,631,454
IPH, Ltd. (Australia)	959,440	4,784,639
Loomis AB (Sweden)[2]	211,500	7,246,142
Meitec Corp. (Japan)	326,600	5,847,626
Nexans, S.A. (France)	51,700	5,151,294
Organo Corp. (Japan)	285,200	7,796,436
Rotork PLC (United Kingdom)	2,297,100	8,950,791
RS Group PLC (United Kingdom)	216,451	2,447,263
RWS Holdings PLC (United Kingdom)	578,900	2,135,252
Saab AB, Class B (Sweden)	206,500	12,545,097
SMS Co., Ltd. (Japan)	234,600	5,705,585
SPIE, S.A. (France)	161,900	4,699,110
THK Co., Ltd. (Japan)	203,800	4,724,006
Valmet Oyj (Finland)[2]	244,000	7,921,167

Total Industrials		136,485,054
Information Technology - 9.9%
Accton Technology Corp. (Taiwan)	519,100	5,455,808
CyberArk Software, Ltd. (Israel)*	35,100	5,194,098
Fortnox AB (Sweden)	457,400	3,129,686
Indra Sistemas, S.A. (Spain)[2]	149,000	2,016,662
Keywords Studios PLC (Ireland)	274,071	9,324,632
Nova, Ltd. (Israel)*	51,000	5,327,970
Sopra Steria Group SACA (France)	34,493	7,248,526

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 9.9% (continued)
Spirent Communications PLC (United Kingdom)	642,700	$1,381,445

Total Information Technology		39,078,827
Materials - 5.3%
Asahi Holdings, Inc. (Japan)	345,400	5,278,202
Fuso Chemical Co., Ltd. (Japan)	144,600	4,131,930
Huhtamaki Oyj (Finland)[2]	166,900	6,200,287
Verallia, S.A. (France)[1]	118,800	5,059,286

Total Materials		20,669,705
Utilities - 1.5%
Nippon Gas Co., Ltd. (Japan)	400,400	5,810,771

Total Common Stocks (Cost $338,328,389)		380,874,978
Preferred Stock - 0.7%
Industrials - 0.7%
Jungheinrich AG, 2.270% (Germany)	76,400	2,671,001

Total Preferred Stock (Cost $2,773,550)		2,671,001

	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 3.1%[3]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $3,001,158 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $3,059,952)	$2,999,953	2,999,953
Cantor Fitzgerald Securities, Inc., dated 03/31/23, due 04/03/23, 4.830% total to be received $2,045,657 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 04/25/23 - 02/20/73, totaling $2,085,731)	2,044,834	2,044,834
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $953,906 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $972,595)	$953,524	$953,524
Jefferies LLC, dated 03/31/23, due 04/03/23, 4.910% total to be received $3,001,180 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.750%, 04/14/23 - 03/21/28, totaling $3,059,971)	2,999,953	2,999,953
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $3,001,158 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $3,059,952)	2,999,953	2,999,953

Total Joint Repurchase Agreements		11,998,217

	Shares
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[4]	321,442	321,442
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[4]	482,164	482,164

Total Other Investment Companies		803,606

Total Short-Term Investments (Cost $12,801,823)		12,801,823
Total Investments - 100.8% (Cost $353,903,762)		396,347,802
Other Assets, less Liabilities - (0.8)%		(3,060,386)
Net Assets - 100.0%		$393,287,416

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $19,661,076 or 5.0% of net assets.
[2]	Some of these securities, amounting to $14,137,207 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$8,319,430	$128,165,624	—	$136,485,054
Financials	4,256,480	38,800,248	—	43,056,728
Information Technology	19,846,700	19,232,127	—	39,078,827
Consumer Discretionary	8,203,098	27,107,747	—	35,310,845
Communication Services	—	33,545,509	—	33,545,509
Consumer Staples	—	31,927,869	—	31,927,869
Health Care	—	23,541,972	—	23,541,972
Materials	—	20,669,705	—	20,669,705
Energy	1,153,315	10,294,383	—	11,447,698
Utilities	—	5,810,771	—	5,810,771
Preferred Stock
Industrials	—	2,671,001	—	2,671,001
Short-Term Investments
Joint Repurchase Agreements	—	11,998,217	—	11,998,217
Other Investment Companies	803,606	—	—	803,606
Total Investments in Securities	$42,582,629	$353,765,173	—	$396,347,802

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	8.5
Canada	2.9
Cayman Islands	1.1
Denmark	2.5
Finland	3.7
France	9.0
Germany	1.3
Ireland	3.9
Israel	2.7
Italy	2.5
Japan	29.2
Country	% of Long-Term Investments
Luxembourg	1.2
Netherlands	1.7
Norway	0.5
Spain	3.7
Sweden	6.6
Switzerland	0.8
Taiwan	1.4
United Kingdom	15.6
Uruguay	1.2
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,137,207	$11,998,217	$3,616,031	$15,614,248
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	05/23/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.